Stock Options (Details) - Schedule of options issued and outstanding - Stock Options [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock Options (Details) - Schedule of options issued and outstanding [Line Items]
Number of Underlying Shares, Outstanding (in Shares) | shares	545,182
Weighted-Average Exercise Price Per Share, Outstanding	$ 2
Number of Underlying Shares, Granted (in Shares) | shares	1,280,002
Weighted-Average Exercise Price Per Share, Granted	$ 3
Number of Underlying Shares, Forfeited (in Shares) | shares
Weighted-Average Exercise Price Per Share, Forfeited
Number of Underlying Shares, Outstanding (in Shares) | shares	1,825,184
Weighted-Average Exercise Price Per Share, Outstanding	$ 2.7
Outstanding as of December 31, 2021	9 years 6 months 3 days
Aggregate Intrinsic Value, Outstanding	$ 616,056
Number of Underlying Shares, Exercisable (in Shares) | shares	1,825,184
Weighted-Average Exercise Price Per Share, Exercisable	$ 2.7
Weighted-Average Contractual Life Remaining in Years, Exercisable	9 years 6 months 3 days
Aggregate Intrinsic Value, Exercisable (in Dollars) | $	$ 616,056
Number of Underlying Shares, Vested and expected to vest (in Shares) | shares	1,825,184
Weighted-Average Exercise Price Per Share, Vested and expected to vest	$ 2.7
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	9 years 6 months 3 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars) | $	$ 616,056